Accounting Policies - Schedule of impact on Equity attributable to owners of Rio Tinto on the adoption of IFRS 16 and IFRIC 23 (Details) $ in Millions	Jan. 01, 2019 USD ($)
Disclosure of significant accounting policies [Abstract]
IFRS 16 Net Impact	$ (69)
IFRIC 23 Impact	$ (44)